SEGMENT INFORMATION (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2024 USD ($) Segment	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)
Segment related information [Abstract]
Number of operating segments | Segment	1
Revenue	$ 218,735	$ 166,403
Non-current assets	378,408		$ 316,086
Singapore [Member]
Segment related information [Abstract]
Revenue	12,651	12,073
Non-current assets	63,276		54,442
Asia Excluding Singapore [Member]
Segment related information [Abstract]
Revenue	72,152	47,458
Non-current assets	100,620		63,180
North America [Member]
Segment related information [Abstract]
Revenue	127,460	100,118
Non-current assets	136,684		148,021
Europe [Member]
Segment related information [Abstract]
Revenue	5,740	5,194
Non-current assets	77,828		$ 50,443
Other [Members]
Segment related information [Abstract]
Revenue	$ 732	$ 1,560